Income Taxes - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Unrecognized tax benefits as of the beginning of the year	$ 4,842	$ 3,543	$ 1,569
Increases related to prior year tax provisions (acquisition)	487	0	0
Decrease related to prior year tax provisions	(1,112)	0	0
Increase related to current year tax provisions	897	1,299	1,974
Statute lapse	0	0	0
Unrecognized tax benefits as of the end of the year	$ 5,114	$ 4,842	$ 3,543